INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
INVENTORIES
Medical consumable	$ 2,661	$ 1,693
Medical consumable
INVENTORIES
Medical consumable	$ 2,661	$ 1,693